S000033806 [Member] Investment Objectives and Goals - iShares J.P. Morgan EM Local Currency Bond ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF Ticker: LEMBStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.